Income Taxes	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes

As of June 30, 2014, the Company had net operating loss carry forwards of approximately $3,607,325 that may be available to reduce future years’ taxable income in varying amounts through 2033. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as their realization is determined not likely to occur and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards.

The provision for Federal income tax consists of the following for the three months ended June 30, 2014 2013:

	June 30, 2014	March 31, 2014
Federal income tax benefit attributable to:
Current operations	$176,956	$2,730
Less: valuation allowance	(176,956)	(2,730)
Net provision for Federal income taxes	$0	$0

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows as of June 30, 2014 and March 31, 2014:

	June 30, 2014	March 31, 2014
Deferred tax asset attributable to:
Net operating loss carryover	$1,226,491	$1,049,535
Less: valuation allowance	(1,226,491)	(1,049,535)
Net deferred tax asset	$0	$0

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carry forwards of approximately $3,607,325 for Federal income tax reporting purposes are subject to annual limitations. Should a change in ownership occur net operating loss carry forwards may be limited as to use in future years.

As of March 31, 2014, the Company had net operating loss carry forwards of approximately $3,086,867 that may be available to reduce future years’ taxable income in varying amounts through 2033. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as their realization is determined not likely to occur and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards.

The provision for Federal income tax consists of the following for the years ended March 31, 2014 and 2013:

	2014	2013
Federal income tax benefit attributable to:
Current operations	$1,021,679	$10,659
Less: valuation allowance	(1,021,679)	(10,659)
Net provision for Federal income taxes	$0	$0

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows as of March 31, 2014 and 2013:

	2014	2013
Deferred tax asset attributable to:
Net operating loss carryover	$1,049,535	$27,856
Less: valuation allowance	(1,049,535)	(27,856)
Net deferred tax asset	$0	$0

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carry forwards of approximately $3,086,867 for Federal income tax reporting purposes are subject to annual limitations. Should a change in ownership occur net operating loss carry forwards may be limited as to use in future years.